Share-Based Compensation - Additional Information (Details)	1 Months Ended						12 Months Ended
	Dec. 31, 2023 $ / shares shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 $ / shares	Aug. 31, 2018 CNY (¥) shares	Aug. 31, 2018 $ / shares	Oct. 31, 2017 shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2023 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2022 $ / shares
SHARE-BASED COMPENSATION
Income tax benefit							¥ 0		¥ 0			¥ 0
Expiration period (in years)							10 years
Option granted vesting period (in years)							4 years
Granted (in shares) | shares							9,725,000		23,570,000			9,219,000
Share-based compensation expenses							¥ 94,623,000		¥ 117,852,000			¥ 156,320,000
Restricted Share Units
SHARE-BASED COMPENSATION
Option granted vesting period (in years)							4 years
Share-based compensation expenses							¥ 36,100,000		21,600,000			29,300,000
Period over which remaining unrecognized stock-based compensation expense is recognized							2 years 10 months 24 days
Fair value and intrinsic value of restricted share units vested							¥ 75,600,000		¥ 17,800,000			¥ 23,100,000
Unrecognized compensation cost related to unvested restricted share units							¥ 107,400,000	¥ 107,400,000
Employees, Directors and Non-employee Directors
SHARE-BASED COMPENSATION
Weighted average grant date fair value of options granted (in CNY/dollars per share) | ¥ / shares							¥ 0		¥ 5			¥ 4.8
Total intrinsic value of stock options							¥ 37,000,000		¥ 8,900,000			¥ 5,100,000
Total share-based compensation expense recognized for stock options granted							¥ 58,500,000		¥ 96,300,000			¥ 127,000,000
Granted (in shares) | shares							0		8,695,000	[1]		8,639,000	[1]
Exercised (in dollars per share) | $ / shares								¥ 0.6104			$ 0.4644			$ 0.3817
Unrecognized compensation cost to be recognized and adjusted for future changes							¥ 26,700,000	¥ 26,700,000
Period over which remaining unrecognized stock-based compensation expense is recognized							1 year 7 months 6 days
Non-employees
SHARE-BASED COMPENSATION
Total share-based compensation expense recognized for stock options granted							¥ 0		¥ 0			¥ 0
Unrecognized compensation cost to be recognized and adjusted for future changes							¥ 0	¥ 0
2017 Share Incentive Plan | Employees, Directors and Non-employee Directors
SHARE-BASED COMPENSATION
Granted (in shares) | shares	1,690,700	1,889,800		6,263,000					3,820,150
Exercised (in dollars per share) | $ / shares	$ 0.92		$ 1.53		$ 5.15
Share-based compensation expenses		¥ 530,000		¥ 16,900,000					¥ 13,400,000
Class A Ordinary Shares | 2017 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum number of ordinary shares authorized for stock based compensation | shares						22,859,634
Expiration period (in years)						10 years
Annual increase percentage on number of shares issued and outstanding						1.00%
Ordinary shares issued commencing date						Jan. 01, 2019

[1]	No stock options were granted to non-employee directors for the years presented.